ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

July 11, 2013	Harsha Pulluru
T +1 617 951 7291
F +1 617 235 0658
harsha.pulluru@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:          Baillie Gifford Funds (File No.  811-10145)

Ladies and Gentlemen:

On behalf of Baillie Gifford Funds (the “Trust”), we are today filing pursuant to the Investment Company Act of 1940 (the “1940 Act”), Amendment No. 16, with exhibits, to the Trust’s Registration Statement on Form N-1A (“Amendment No. 16”).  Amendment No. 16 is being filed for the purpose of adding the EAFE Pure Fund as a new series of the Trust.  It is intended that this Amendment No. 16 become effective immediately upon filing in accordance with Section 8 of the 1940 Act.

Any questions or comments with respect to the enclosed materials should be directed to the undersigned at (617) 951-7291 or to George B. Raine at (617) 951-7556.

Very truly yours,

/s/ Harsha Pulluru

Harsha Pulluru

Enclosures

cc: George B. Raine